Annual Fund Operating Expenses - Putnam Floating Rate Income Fund	Jun. 30, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.00%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.75%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.25%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.69%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.75%